Related Party Transactions (Details) - USD ($)			2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 02, 2021	Dec. 30, 2020	Mar. 02, 2021	Jun. 30, 2021	Dec. 31, 2020	Mar. 01, 2021
Related Party Transactions (Details) [Line Items]
Sponsor paid		$ 25,000			$ 25,000
Due from sponsor				$ 563
Shares subject to forfeiture					1,125,000
Due to related party	$ 174,407		$ 174,407	1,350	$ 1,000,000	$ 174,407
Working capital loans convertible into warrants	0		0	$ 1,500,000	$ 1,500,000
Warrant price per share (in Dollars per share)				$ 1.50	$ 1.50
Office space, secretarial and administrative services				$ 10,000	$ 10,000
Administrative fees				40,000
Prepaid expenses	$ 789,431		$ 789,431	$ 540,545
Unit price (in Dollars per share)	$ 10.00		$ 10.00	$ 10.00	$ 10.00
Gross proceeds	$ 345,000,000				$ 6,000,000
Purchase shares (in Shares)	34,500,000		10,000,000
Net tangible assets				$ 5,000,001	5,000,001
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Gross proceeds	$ 345,000,000				$ 6,900,000
Purchase shares (in Shares)	4,500,000				347,500,000
Engaged Capital, LLC [Member]
Related Party Transactions (Details) [Line Items]
Gross proceeds			$ 100,000,000	$ 100,000,000
Purchase shares (in Shares)				10,000,000
Purchase price	$ 10.00		$ 10.00	$ 10.00
SponsorMember
Related Party Transactions (Details) [Line Items]
Due from sponsor	$ 563
Sponsor agreed to loan					$ 300,000
Working capital loans convertible into warrants	1,500,000		$ 1,500,000
Warrant price per share (in Dollars per share)			$ 1.50
Office space, secretarial and administrative services			$ 10,000
Prepaid expenses	$ 10,000		$ 10,000
SponsorMember
Related Party Transactions (Details) [Line Items]
Sponsor agreed to loan					$ 300,000
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares no longer subject to forfeiture		1,125,000
Founder Shares [Member] | SponsorMember
Related Party Transactions (Details) [Line Items]
Sponsor paid		$ 25,000
Common stock par value (in Dollars per share)		$ 0.003
Founder Shares [Member] | SponsorMember | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture		1,125,000
Class B common stock [Member]
Related Party Transactions (Details) [Line Items]
Consideration share (in Shares)		8,625,000			8,625,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B common stock [Member] | Founder Shares [Member] | SponsorMember
Related Party Transactions (Details) [Line Items]
Consideration share (in Shares)		8,625,000
Common stock par value (in Dollars per share)		$ 0.0001
Class A Common Sock [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)	0.0001		$ 0.0001		$ 0.0001
Class A Common Sock [Member] | Engaged Capital, LLC [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase			$ 100,000,000	$ 100,000,000
Unit price (in Dollars per share)	$ 10.00		$ 10.00	$ 10.00
Class A Common Sock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Restrictions on transfer period of time after business combination completion			1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			120 days